Share Capital and Reserves - Summarized Financial Information of Subsidiary (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Current Assets	$ 32,727	$ 33,604
Total assets	1,974,777	620,858
Total liabilities	533,372	28,220
Depletion	(59,780)	(35,704)
Income tax expense	(9,319)	(17,231)
Total comprehensive income (loss) for the year	207,469	$ (17,446)
Compañia Minera Caserones [Member]
Disclosure of subsidiaries [line items]
Current Assets	1,791
Non-current Assets	81,022
Total assets	82,813
Current Liabilities	445
Non-current Liabilities	0
Total liabilities	445
Net Assets	82,368
Revenue	2,615
Depletion	(1,656)
Administration expenses and other	28
Income tax expense	(714)
Total comprehensive income (loss) for the year	273
Total net income and comprehensive income attributable to non-controlling interests	$ 89